Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]:  Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Madison Investment Advisors, Inc.
Address:  550 Science Drive, Madison, WI  53711
Form 13F File Number:  28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
May 6, 2002

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[  ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[  ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:  None*
Form 13F Information Table Entry Total: 140
Form 13F Information Table Value Total: $692,806 (thousands)

List of Other Included Managers:  None*

*Note that this filing by Madison Investment Advisors, Inc. includes its separately registered investment advisor subsidiaries:

  Madison Scottsdale, LC
  Madison Mosaic, LLC

Form 13F Information Table

Name of Issuer	Title of Class	CUSIP	Value (x$1000)	Shares/PRN AMT	SH/PRN	PUT/CALL	Investment Discretion	Other Managers	Sole	Shared	None
A.G. Edwards, Inc.	COM	281760108	472	10740.0	SH		SOLE		10740.0
AOL Time Warner	COM	00184A105	1680	71049.0	SH		SOLE		71049.0
Abbott Labs	COM	002824100	263	5000.0	SH		SOLE		5000.0
Allstate Corp.	COM	020002101	245	6499.0	SH		SOLE		6499.0
Altera Corp.	COM	021441100	697	31855.0	SH		SOLE		31855.0
Ambac Financial Group Inc.	COM	023139108	428	7247.0	SH		SOLE		7247.0
American International Group	COM	026874107	2973	41209.0	SH		SOLE		40096.0		1113.0
American Power Conversion	COM	029066107	23066	1560643.0	SH		SOLE		1389728.0		172230.0
Apogent Technologies	COM	03760A101	705	28555.0	SH		SOLE		28555.0
Automatic Data Processing	COM	053015103	504	8650.0	SH		SOLE		8650.0
Avnet, Inc.	COM	053807103	440	16270.0	SH		SOLE		16270.0
BP Amoco PLC - Spons ADR	COM	055622104	1236	23276.0	SH		SOLE		22218.0		1058.0
Bank One Corp	COM	06423A103	296	7081.0	SH		SOLE		7081.0
Boeing	COM	097023105	1269	26300.0	SH		SOLE		17750.0		8550.0
Bristol-Myers Squibb	COM	110122108	28362	700461.0	SH		SOLE		581162.0		119744.0
CSG Systems Intl Inc.	COM	126349109	1297	45550.0	SH		SOLE		45550.0
Cablevision Systems -NY Grp-A	COM	12686C109	624	18345.0	SH		SOLE		18345.0
Calpine Corporation	COM	131347106	571	44950.0	SH		SOLE		44950.0
Capital One Finl Corp	COM	14040H105	328	5142.0	SH		SOLE		5142.0
Cardinal Health, Inc.	COM	14149Y108	509	7175.0	SH		SOLE		7175.0
Carnival Corp	COM	143658102	1796	55012.0	SH		SOLE		55012.0
Certegy, Inc.	COM	156880106	634	15974.0	SH		SOLE		15974.0
Charter One Fin Inc.	COM	160903100	784	25120.0	SH		SOLE		25120.0
Cigna Corp.	COM	125509109	466	4600.0	SH		SOLE		4600.0
Cisco Systems, Inc.	COM	17275R102	2484	146746.0	SH		SOLE		107971.0		38775.0
Citigroup, Inc.	COM	172967101	3854	77825.0	SH		SOLE		77076.0		749.0
Coca Cola Co	COM	191216100	329	6300.0	SH		SOLE		6100.0		200.0
Comcast, Corp. - Special Cl A	COM	200300200	21191	666389.0	SH		SOLE		570659.0		96240.0
Costco Wholesale Corp	COM	22160K105	302	7583.0	SH		SOLE		7583.0
Countrywide Credit Indus	COM	222372104	1737	38824.0	SH		SOLE		38824.0
Crescent Real Estate Eq	COM	225756105	917	47250.0	SH		SOLE		47250.0
Dentsply International, Inc.	COM	249030107	413	11132.5	SH		SOLE		11132.5
Dover Corp.	COM	260003108	24138	588735.0	SH		SOLE		503645.0		85575.0
EMC Corp/Mass	COM	268648102	334	28000.0	SH		SOLE		28000.0
Edwards Lifesciences Corp	COM	28176E108	2375	84970.0	SH		SOLE		35295.0		49675.0
Equifax Inc	COM	294429105	969	32400.0	SH		SOLE		32400.0
Ethan Allen Interiors	COM	297602104	597	15680.0	SH		SOLE		15680.0
Expeditors International Wash	COM	302130109	627	10275.0	SH		SOLE		10275.0
Exxon Mobil Corp	COM	30231g102	2165	49401.0	SH		SOLE		47151.0		2250.0
Family Dollar Stores	COM	307000109	1058	31580.0	SH		SOLE		31580.0
Fannie Mae	COM	313586109	2999	37546.7	SH		SOLE		37546.7
Fleetwood Enterprises	COM	339091035	112	11100.0	SH		SOLE		11100.0
Freddie Mac	COM	313400301	25453	401653.0	SH		SOLE		327883.0		74085.0
General Electric	COM	369604103	5186	138481.0	SH		SOLE		136124.0		2357.0
Genzyme	COM	372917104	1024	23440.0	SH		SOLE		23440.0
Gillette	COM	375766102	253	7450.0	SH		SOLE		6750.0		700.0
GlaxoSmithkline ADR	COM	37733W105	711	15126.0	SH		SOLE		15126.0
Goldman Sachs Group Inc.	COM	38141G104	334	3700.0	SH		SOLE		3700.0
Home Depot	COM	437076102	394	8101.0	SH		SOLE		8101.0
IBM	COM	459200101	1682	16169.0	SH		SOLE		15641.0		528.0
ITT Hartford Group Inc.	COM	416515104	1086	15940.0	SH		SOLE		15940.0
Intel Corp	COM	458140100	2883	94812.3	SH		SOLE		94312.3		500.0
Jack In The Box Inc.	COM	466367109	517	17445.0	SH		SOLE		17445.0
Johnson & Johnson	COM	478160104	16612	255771.0	SH		SOLE		229015.0		27001.0
Kemet Corp.	COM	488360108	532	27450.0	SH		SOLE		27450.0
Kraft Foods, Inc - A	COM	50075N104	14426	373249.0	SH		SOLE		326629.0		46990.0
Kroger, Co.	COM	501044101	19613	885060.0	SH		SOLE		779925.0		105945.0
Liberty Media Corp - A	COM	530718105	21169	1674795.0	SH		SOLE		1479900.0		196400.0
Lilly, Eli & Co	COM	532457108	396	5199.0	SH		SOLE		5199.0
Liz Claiborne	COM	539320101	21322	751840.0	SH		SOLE		633689.0		118801.0
Lowe's Companies	COM	548661107	1706	39235.0	SH		SOLE		39235.0
MBIA, Inc.	COM	55262C100	1686	30834.0	SH		SOLE		8165.0		22669.0
MBNA Corp.	COM	55262L100	19512	505880.0	SH		SOLE		446310.0		60075.0
MGIC Investment	COM	552848103	30075	439505.0	SH		SOLE		359470.0		80325.0
Markel Corp.	COM	570535104	23960	117736.0	SH		SOLE		104475.0		13361.0
Marshall & Ilsley	COM	571834100	2465	39603.0	SH		SOLE		9220.0		30383.0
Martin Marietta Mat.	COM	573284106	12695	300697.0	SH		SOLE		265102.0		35875.0
McDonalds	COM	580135101	25452	917191.2	SH		SOLE		777307.2		140514.0
Merck & Co	COM	589331107	20061	348404.0	SH		SOLE		310869.0		37815.0
Mercury General Corp.	COM	589400100	18524	398375.0	SH		SOLE		351235.0		47520.0
Merrill Lynch	COM	590188108	1286	23225.0	SH		SOLE		23225.0
Microsoft Corp	COM	594918104	2434	40366.0	SH		SOLE		40366.0
Midwest Express Holdings, Inc.	COM	597911106	1700	92940.0	SH		SOLE		28560.0		64380.0
Mohawk Industries, Inc.	COM	608190104	626	10410.0	SH		SOLE		10410.0
Morgan St Dean Witter	COM	617446448	20487	357475.0	SH		SOLE		312500.0		45320.0
NVR Inc.	COM	62944T105	693	2195.0	SH		SOLE		2195.0
Odyssey Re Holdings Corp	COM	67612W108	729	45570.0	SH		SOLE		45570.0
Office Depot	COM	676220106	675	34020.0	SH		SOLE		34020.0
Optical Supplies	COM	673662102	325	18175.0	SH		SOLE		18175.0
Oracle Systems	COM	68389X105	1042	81389.0	SH		SOLE		81389.0
Pepsico	COM	713448108	407	7899.0	SH		SOLE		7499.0		400.0
Pfizer Inc	COM	717081103	27298	686908.0	SH		SOLE		594430.0		93003.0
Pharmacia Corp	COM	71713U102	320	7109.0	SH		SOLE		7109.0
Philip Morris	COM	718154107	1392	26423.0	SH		SOLE		9988.0		16435.0
Proctor & Gamble	COM	742718109	435	4831.0	SH		SOLE		4581.0		250.0
Questar Corp.	COM	748356102	746	29000.0	SH		SOLE		29000.0
RLI Corp	COM	749607107	310	6000.0	SH		SOLE		6000.0
Rogers Communication Cl B	COM	775109200	335	24440.0	SH		SOLE		24440.0
Safeway, Inc.	COM	786514208	25697	570796.0	SH		SOLE		482881.0		88335.0
Schering Plough	COM	806605101	2184	69774.0	SH		SOLE		69774.0
Schwab (Charles) Corp.	COM	808513105	193	14774.0	SH		SOLE		14774.0
Scripps Co. (E.W.) - Cl A	COM	811054204	19674	239571.0	SH		SOLE		215026.0		24815.0
Seabulk International Inc.	COM	81169P101	435	79000.0	SH		SOLE		79000.0
Siliconix	COM	827079203	370	12320.0	SH		SOLE		12320.0
Southtrust Corp	COM	844730101	3209	121539.0	SH		SOLE		76735.0		44804.0
Sprint Corp-PCS Groups	COM	852061506	162	15699.0	SH		SOLE		15699.0
State Street Boston Corp	COM	857477103	1397	25225.0	SH		SOLE		25225.0
Stilwell Financial, Inc.	COM	860831106	22427	915769.0	SH		SOLE		776046.0		140408.0
Sun Microsystems	COM	866810104	336	38074.0	SH		SOLE		38074.0
Target Corporation	COM	87612E106	22167	514081.0	SH		SOLE		443386.0		71100.0
Tellabs, Inc.	COM	879664100	621	59355.0	SH		SOLE		39610.0		19745.0
Tenet Healthcare Corp	COM	88033G100	263	3927.0	SH		SOLE		3927.0
Toys R Us	COM	892335100	731	40695.0	SH		SOLE		40695.0
Tricon Global Restaurants	COM	895953107	1732	29470.0	SH		SOLE		29070.0		400.0
Tyco International, Ltd.	COM	902124106	955	29550.0	SH		SOLE		29550.0
U.S. Bancorp	COM	902973304	22644	1003263.0	SH		SOLE		887659.0		116475.0
Unumprovident Corp.	COM	91529Y106	791	28325.0	SH		SOLE		18825.0		9500.0
Valassis Communications, Inc.	COM	918866104	481	12450.0	SH		SOLE		12450.0
Verizon Communications	COM	92343V104	989	21458.0	SH		SOLE		19130.0		2328.0
Viacom Inc. - Cl B	COM	925524308	31392	648993.0	SH		SOLE		559633.0		89885.0
Wal-Mart Stores	COM	931142103	824	13437.5	SH		SOLE		13437.5
Walgreen Co	COM	931422109	690	17600.0	SH		SOLE		17600.0
Waste Management, Inc.	COM	94106L109	268	9825.0	SH		SOLE		9825.0
Wells Fargo & Co	COM	949746101	33389	675883.0	SH		SOLE		575496.0		100902.0
White Mountains Insurance Grp	COM	G9618E107	851	2465.0	SH		SOLE		2465.0
Wyeth	COM	983024100	855	13022.0	SH		SOLE		8202.0		4820.0
AT&T Cap Corp Pfd	PFD	00206J308	390	16000	SH		SOLE		16000
Anz Exch PFD	PFD	001824101	349	14000	SH		SOLE		14000
Archstone-Smith	PFD	039583406	673	26500	SH		SOLE		26500
Bancwest Cap I Pfd	PFD	05978Q208	786	29300	SH		SOLE		29300
Chase Cap VIII Pfd	PFD	16147R209	272	10000	SH		SOLE		10000
Dominion Res Cap Pfd	PFD	25746X202	312	12000	SH		SOLE		12000
Equity Res Prop	PFD	29476L503	340	12700	SH		SOLE		12700
Farmers Group Cptl Pfd	PFD	309593200	252	10000	SH		SOLE		10000
Household Cap V Pfd	PFD	44180S207	744	27600	SH		SOLE		27600
JCP&L Capital	PFD	46611K208	253	10000	SH		SOLE		10000
JP Morgan Chase	PFD	46625H845	265	5200	SH		SOLE		5200
Kimco Realty	PFD	49446R307	308	12500	SH		SOLE		12500
Kimco Realty	PFD	49446R604	473	19000	SH		SOLE		19000
Lehman Cap Tst I Pfd	PFD	52518B200	455	18000	SH		SOLE		18000
NAB Exch Pfd Tst Pfd	PFD	628714206	351	14000	SH		SOLE		14000
Northern Ind PS	PFD	665262861	352	3500	SH		SOLE		3500
Pacific Gas & Electric	PFD	694308651	336	14000	SH		SOLE		14000
Potomac Elec Pwr	PFD	737679811	650	13094	SH		SOLE		13094
Public Storage	PFD	74460D687	247	10000	SH		SOLE		10000
Royce Value Trust	PFD	780910303	344	13400	SH		SOLE		13400
Southern Cal Ed	PFD	842400780	602	6000	SH		SOLE		6000
Transcanada Cap Pfd	PFD	893525204	402	16000	SH		SOLE		16000
USB Capital III	PFD	90335H208	362	14400	SH		SOLE		14400
Wells Fargo & Co Series B Adj.	PFD	949746200	346	7000	SH		SOLE		7000